Contingencies, commitments and restrictions on the distribution of profits - Carrasco International Airport and New Airports (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 08, 2021	Dec. 31, 2022	Dec. 31, 2021
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure		$ 164,874	$ 91,741
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS")
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure	$ 67,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | Later than one year and not later than two years
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure		13,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | 2 to 5 years
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure		32,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | 2024
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure		18,000
Carrasco International Airport and New Airports | Puerta del Sur S.A ("PDS") | 2028
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure		$ 4,000